Statement of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income (loss)	$ (19,741)	$ (1,294,073)	$ 495,266	$ (852,612)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation, depletion and amortization	355,132	22,110	341,033	44,229
Accretion of discount on asset retirement obligations	4,100		14,064
Common stock issued in exchange for services	246,942	734,084	1,235,973	573,889
Gain on extinguishment of debt			(111,690)	(121,869)
Gain on sale of oil and gas properties	(533,048)		(2,479,934)
Common stock issued in exchange for accrued interest	10,462
Changes in operating assets and liabilities:
Accounts receivable	(76,179)	11,832	(183,979)	9,068
Prepaid expenses and other	60,714		(122,199)
Accounts payable	24,461	(5,721)	59,397	110,552
Accrued costs and expenses	2,590	72,991	(2,175)	23,619
Net cash provided by (used in) operating activities	75,433	(458,777)	(754,244)	(213,124)
Cash Flows from Investing Activities:
Capital expenditures for oil and gas properties	(646,269)	(500,000)	(1,128,810)
Purchase of furniture and equipment			(2,860)
Proceeds from sale of oil and gas properties	1,108,709
Contingent consideration paid to DNR under sharing arrangement	(282,704)
Net cash provided by (used in) investing activities	179,736	(500,000)	(1,131,670)
Cash Flows from Financing Activities:
Proceeds from notes and advance payable	400,000	870,000	2,064,100	215,000
Principal payments on notes payable	(264,619)	(9,256)	(5,306,481)	(2,650)
Payment of dividends on preferred stock	(391,875)
Proceeds from sale of common stock		103,500	203,500
Proceeds from sale of preferred stock			5,225,000
Offering costs related to private placement of preferred stock	(50,000)		(96,629)
Net cash provided by (used in) financing activities	(306,494)	964,244	2,089,490	212,350
Net increase (decrease) in cash and equivalents	(51,325)	5,467	203,576	(774)
Cash and equivalents, beginning of period	219,566	15,990	15,990	16,764
Cash and equivalents, end of period	168,241	21,457	219,566	15,990
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	83,827	17,755	319,246	10,848
Cash paid for income taxes
Supplemental Disclosure of Non-cash Investing and Financing Activities:
Conversion of notes payable to 897,500 shares of common stock		1,335,000	1,335,000
Note payable for acquisition of oil and gas properties			10,100,000
Advances from officers and directors, and prepaid fees to consultants paid by the issuance of common stock		1,019,667
Proceeds from sale of oil and gas property applied to note payable			5,101,047
Payable to DNR for acquisition of oil and gas properties	291,616
Pre-acquisition oil and gas sales applied to note payable			766,728
Non-interest bearing payable for acquisition of oil and gas properties			576,791
Asset retirement obligations assumed upon sale of oil and gas properties	16,411		639,176
Increase in oil and gas properties due to revision of asset retirement obligations	$ 26,437